Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Core Plus
Issuer	KKR Group Finance Co VII LLC
Ticker/Sedol	48252DAA3
Principal Amount (US$)	$497,370,000.00
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$308,369.40
Amount Purchased (Foreign$)	N/A
Trade Date	2/18/2020
Price (US$)	$99.474
Price-Foreign	N/A
Underwriter	Citigroup Global Markets Inc.
Other Syndicate Members:
Goldman Sachs & Co. LLC, Mizuho Securities USA LLC, Morgan Stanley & Co. LLC, KKR Capital Markets LLC, HSBC Securities (USA) Inc., Barclays Capital Inc., BMO Capital Markets Corp., BofA Securities, Inc., Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc., J.P. Morgan Securities LLC, Nomura Securities International, Inc., RBC Capital Markets, LLC, SMBC Nikko Securities America, Inc., SunTrust Robinson Humphrey, Inc., UBS Securities LLC, Wells Fargo Securities, LLC

Underwriting Spread	0.875%
Currency	USD

Fund	Diversified Bond
Issuer	KKR Group Finance Co VII LLC
Ticker/Sedol	48252DAA3
Principal Amount (US$)	$497,370,000.00
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$5,988,334.80
Amount Purchased (Foreign$)	N/A
Trade Date	2/18/2020
Price (US$)	$99.474
Price-Foreign	N/A
Underwriter	Citigroup Global Markets Inc.
Other Syndicate Members:
Goldman Sachs & Co. LLC, Mizuho Securities USA LLC, Morgan Stanley & Co. LLC, KKR Capital Markets LLC, HSBC Securities (USA) Inc., Barclays Capital Inc., BMO Capital Markets Corp., BofA Securities, Inc., Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc., J.P. Morgan Securities LLC, Nomura Securities International, Inc., RBC Capital Markets, LLC, SMBC Nikko Securities America, Inc., SunTrust Robinson Humphrey, Inc., UBS Securities LLC, Wells Fargo Securities, LLC

Underwriting Spread	0.500%
Currency	USD

Fund	NT Diversified Bond
Issuer	KKR Group Finance Co VII LLC
Ticker/Sedol	48252DAA3
Principal Amount (US$)	$497,370,000.00
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$4,774,752.00
Amount Purchased (Foreign$)	N/A
Trade Date	2/18/2020
Price (US$)	$99.474
Price-Foreign	N/A
Underwriter	Citigroup Global Markets Inc.
Other Syndicate Members:
Goldman Sachs & Co. LLC, Mizuho Securities USA LLC, Morgan Stanley & Co. LLC, KKR Capital Markets LLC, HSBC Securities (USA) Inc., Barclays Capital Inc., BMO Capital Markets Corp., BofA Securities, Inc., Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc., J.P. Morgan Securities LLC, Nomura Securities International, Inc., RBC Capital Markets, LLC, SMBC Nikko Securities America, Inc., SunTrust Robinson Humphrey, Inc., UBS Securities LLC, Wells Fargo Securities, LLC

Underwriting Spread	0.875%
Currency	USD